Restructuring Provision - Schedule of restructuring provision (Details) $ in Thousands	12 Months Ended
Jul. 31, 2020 CAD ($)
Restructuring Provision Abstract
Balance payable as at July 31, 2019	$ 0
Total restructuring costs	4,767
Less: payments made	(4,737)
Balance payable as at July 31, 2020	$ 30